Share-based compensation (Narrative) (Details)	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2020 USD ($) Share shares	Dec. 31, 2019 USD ($) Share	Dec. 31, 2020 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expenses | $		$ 8,052,011	$ 12,082,930
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options cancelled | Share		822,137	299,006
Number of replacement share options issued | shares		822,137
Share option exercise price	$ 3.86
Incremental grant date fair value of share options | $				$ 661,811
Exercise price	3.86
Underlying share price	$ 3.86
Risk free interest rate		0.72%
Expected volatility, share options granted		120.00%	100.00%